Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Allowance for credit loss reserve	$ 10	$ 71
Allowance for credit loss reserve, note receivable	$ 12	$ 0
Common stock par value	$ 0.001	$ 0.001
Common stock, shares authorized	675,000,000	675,000,000
Common stock, shares issued	13,553,049	10,829,908
Common stock, shares outstanding	13,071,601	10,539,441
Treasury stocks, shares	481,448	290,467
Open World Ltd. [Member]
Common stock par value	$ 0.0001	$ 0.01
Common stock, shares authorized	500,000,000	5,000,000
Common stock, shares issued	126,080	116,030
Common stock, shares outstanding	126,080
Series A Preferred Stock [Member]
Preferred stock, par value (in dollars per share)	$ 0.001	$ 0.001
Preferred stock, shares authorized	37,564,767	37,564,767
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0
Series B Preferred Stock [Member]
Preferred stock, par value (in dollars per share)	$ 0.001	$ 0.001
Preferred stock, shares authorized	85	85
Preferred stock, shares issued	0.85	0.85
Preferred stock, shares outstanding	0.85	0.85